FINANCIAL INSTRUMENTS (Schedule of Remaining Contractual Maturities of Financial Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 30,298	$ 23,129
Lease obligation	1,741	2,069	$ 1,463
Total financial liabilities	32,039	$ 25,198
Within a year [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	30,298
Lease obligation	657
Total financial liabilities	30,955
2-5 years [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
Lease obligation	1,084
Total financial liabilities	$ 1,084